Warrants (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Warrants (Details) [Line Items]
Public warrants	8,050,000
Price per share (in Dollars per share) | $ / shares	$ 10
Private placement warrants	2,811,250
Public warrants description	●in whole and not in part; ●at a price of $0.01 per warrant; ●upon not less than 30 days’ prior written notice of redemption to each warrant holder and if, and only if, the reported last sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period commencing after the warrants become exercisable and ending on the third business day prior to the notice of redemption to warrant holders; and ●if, and only if, there is a current registration statement in effect with respect to the Class A common stock underlying such warrants.
Private Placement Warrants [Member]
Warrants (Details) [Line Items]
Warrants outstanding	2,811,250
Initial Public Offering [Member]
Warrants (Details) [Line Items]
Public warrants	8,050,000
Class A Common Stock [Member] | Private Placement Warrants [Member]
Warrants (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 11.5
Class A Common Stock [Member] | Public Warrants [Member]
Warrants (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 11.5